REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	20.40%	6.90%	0.00%
Gross amounts, including reinsurance assumed	$ 4,586	$ 3,454	$ 1,017
Reinsurance ceded	1,293	651	1
Assumed Premiums Earned	844	208	0
Net premiums earned	4,137	3,011	1,016
Life insurance in-force
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross amount	145,671	146,055	2,330
Ceded to other companies	23,081	22,146	162
Assumed from other companies	120	222	0
Net amount	$ 122,710	$ 124,131	$ 2,168
Percentage of amount assumed to net	0.10%	0.20%	0.00%
Life and annuity
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	4.00%	0.20%	0.00%
Gross amounts, including reinsurance assumed	$ 1,996	$ 1,912	$ 1,017
Reinsurance ceded	177	89	1
Assumed Premiums Earned	76	3	0
Net premiums earned	$ 1,895	$ 1,826	$ 1,016
Health
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	172.40%	213.20%
Gross amounts, including reinsurance assumed	$ 163	$ 98
Reinsurance ceded	226	184
Assumed Premiums Earned	150	162
Net premiums earned	$ 87	$ 76
Property and casualty
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	28.70%	3.90%
Gross amounts, including reinsurance assumed	$ 2,427	$ 1,444
Reinsurance ceded	890	378
Assumed Premiums Earned	618	43
Net premiums earned	$ 2,155	$ 1,109